Operating Expenses - Disclosure of other operating expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses [Abstract]
Salaries and wages	$ 41,750	$ 36,792	$ 29,403
Healthcare benefits	2,908	2,563	1,866
Payroll taxes	2,286	2,084	1,629
Share-based payment expense	14,699	13,950	10,718
Total payroll costs	61,643	55,388	43,616
Other general and administrative expenses	35,669	30,761	26,497
Other research and development expenses	116,113	81,521	61,186
Miscellaneous other operating expense	151,782	112,282	87,683
Operating income/(loss)	$ 213,425	$ 167,671	$ 131,299